SHARE BASED PAYMENTS - Compensation Cost and Activity (Details)	12 Months Ended
	Dec. 31, 2017 ZAR (R) EquityInstruments shares	Dec. 31, 2016 ZAR (R) EquityInstruments	Dec. 31, 2015 EquityInstruments
Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Compensation cost not yet recognised | R	R 48,200,000
Compensation cost recognition period	3 years
Shares authorized | shares	40,000,000
Maximum shares allowed per individual participant | shares	4,000,000
Sibanye 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Number of instruments, granted	2,376,742
Supplementary awards related to the SGL 2013 Plan	10,933,066
Exercised and released	(105,449)
Forfeited	(250,471)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	12,953,888
SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Compensation cost not yet recognised | R	R 335,500,000
Compensation cost recognition period	3 years
Equity instruments exercisable	1,832,166
Shares authorized | shares	70,619,126
Percentage of total issued share capital	10.00%
Maximum shares allowed per individual participant | shares	7,061,913
Percentage of total issued share capital to an individual participant	1.00%
Percentage of unexercised equity instruments | R		R 2
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	15,112,493
Number of other equity instruments outstanding in share-based payment arrangement at end of period		15,112,493
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	10,610,779	9,398,072	23,289,262
Number of instruments, granted	12,851,131	5,103,184	3,059,058
Exercised and released	(2,616,050)	(3,832,758)	(16,690,497)
Forfeited	(1,466,474)	(57,719)	(259,751)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	19,379,386	10,610,779	9,398,072
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	250,827	417,266	595,012
Number of instruments, granted	2,421,522	504,739	862,702
Exercised and released	(2,126,415)	(667,063)	(1,010,209)
Forfeited	(99,465)	(4,115)	(30,239)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	446,469	250,827	417,266